Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 1,276,831,000	$ 1,415,769,000
Maximum amount outstanding at any month end	1,412,744,000	1,437,480,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,418,665,000	1,672,925,000
Collateralized securities, Fair Value of Securities Sold	1,459,837,000	1,736,519,000
Repurchase Borrowing, Balance of Liability	1,129,679,000	1,348,629,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.85%	3.02%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	340,711,000	377,620,000
Collateralized securities, Fair Value of Securities Sold	350,933,000	388,304,000
Repurchase Borrowing, Balance of Liability	263,992,000	245,026,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.28%	0.32%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	10,378,000	13,772,000
Collateralized securities, Fair Value of Securities Sold	10,910,000	14,227,000
Repurchase Borrowing, Balance of Liability	6,992,000	10,263,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.10%	1.13%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	33,619,000	45,512,000
Collateralized securities, Fair Value of Securities Sold	35,097,000	48,177,000
Repurchase Borrowing, Balance of Liability	22,078,000	30,095,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.05%	1.12%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,033,957,000	1,236,021,000
Collateralized securities, Fair Value of Securities Sold	1,062,897,000	1,285,811,000
Repurchase Borrowing, Balance of Liability	$ 836,617,000	$ 1,063,245,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.73%	3.72%